Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of compensation to key management personnel for employee services
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	276	290	283
Pension, post retirement and other benefits	2	7	7
Share-based payments	51	5	22

	329	302	312

Number of persons	8	8	9